UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21359
Managed Duration Investment Grade Municipal Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: July 31
Date of reporting period: August 1, 2014 to October 31, 2014

Item 1.  Schedule of Investments.
Attached hereto.

Managed Duration Investment Grade Municipal Fund
SCHEDULE OF INVESTMENTS (Unaudited)	October 31, 2014

	Shares	Value
SHORT TERM INVESTMENTS† - 0.7%
JPMorgan Tax Free Money
Market	$ 732,602	$ 732,602
Total Short Term Investments
(Cost $732,602)		732,602
	Face
	Amount	Value
MUNICIPAL BONDS†† - 164.1%
California - 18.1%
Sacramento County Sanitation
Districts Financing Authority,
(AGC-ICC FGIC)
0.69% due 12/01/351	3,500,000	3,185,455
Los Angeles Unified School
District
5.00% due 01/01/34	2,525,000	2,872,112
City of Chula Vista CA, AMT
5.50% due 12/01/21	2,500,000	2,557,575
California Statewide
Communities Development
Authority
0.94% due 04/01/361	2,500,000	2,175,050
California Health Facilities
Financing Authority
5.88% due 08/15/31	1,500,000	1,809,255
San Bernardino City Unified
School District, (AGM)
5.00% due 08/01/28	1,000,000	1,159,370
California Pollution Control
Financing Authority, AMT
5.00% due 07/01/302	1,000,000	1,088,020
Bay Area Toll Authority
1.30% due 04/01/361	1,000,000	1,020,510
Los Angeles County Public
Works Financing Authority
4.00% due 08/01/42	1,000,000	1,019,980
San Diego Unified School
District
0.00% due 07/01/383	3,145,000	942,934
Desert Community College
District General Obligation
Unlimited, (AGM)
0.00% due 08/01/463	3,750,000	707,175
Total California		18,537,436
New York - 13.9%
New York State Dormitory
Authority Revenue Bonds
5.00% due 03/15/44	4,000,000	4,543,640
New York City Water & Sewer
System Revenue Bonds
5.00% due 06/15/45	1,930,000	2,140,949
5.00% due 06/15/47	1,000,000	1,114,060
Metropolitan Transportation
Authority
5.00% due 11/15/43	2,000,000	2,215,780
New York State Dormitory
Authority
5.00% due 07/01/32	1,000,000	1,079,700
5.25% due 07/01/24	600,000	650,334

	Face
	Amount	Value
MUNICIPAL BONDS†† - 164.1% (continued)
New York - 13.9%
(continued)
Suffolk County Industrial
Development Agency, AMT
5.25% due 06/01/27	$1,500,000	$1,502,490
Troy Industrial Development
Authority
5.00% due 09/01/31	1,000,000	1,119,900
Total New York		14,366,853
Texas - 13.0%
Matagorda County Navigation
District No. 1, AMT, (AMBAC)
5.13% due 11/01/28	2,315,000	2,662,319
Lower Colorado River Authority
Revenue Bonds
6.25% due 05/15/28	1,995,000	2,320,903
6.25% due 05/15/28
(Prerefunded @ 05/15/18)4	5,000	5,952
North Texas Tollway Authority
5.63% due 01/01/33	2,000,000	2,214,760
Tarrant County Cultural
Education Facilities Finance
Corp.
5.00% due 10/01/43	2,000,000	2,205,240
San Leanna Educational
Facilities Corp.
5.13% due 06/01/36	2,100,000	2,202,711
Fort Bend County Industrial
Development Corp.
4.75% due 11/01/42	1,000,000	1,068,480
Tarrant County Cultural
Education Facilities Finance
Corp. Revenue Bonds, (Assured
Gty)
5.75% due 07/01/18	480,000	535,728
5.75% due 07/01/18
(Prerefunded @ 07/01/16)4	150,000	155,592
Total Texas		13,371,685
Illinois - 11.7%
Metropolitan Pier & Exposition
Authority
5.00% due 06/15/42	2,000,000	2,153,140
Illinois Finance Authority,
Roosevelt University Revenue
5.50% due 04/01/37	2,000,000	2,056,980
City of Chicago IL O'Hare
International Airport Revenue
5.50% due 01/01/31	1,750,000	2,021,810
State of Illinois, General
Obligation
5.00% due 03/01/28	2,000,000	2,006,420
Illinois Finance Authority, Rush
University Medical Center
Revenue
6.38% due 11/01/29	1,000,000	1,181,750
Railsplitter Tobacco Settlement
Authority
6.00% due 06/01/28	1,000,000	1,167,330

Managed Duration Investment Grade Municipal Fund
SCHEDULE OF INVESTMENTS (Unaudited)	October 31, 2014

	Face
	Amount	Value
MUNICIPAL BONDS†† - 164.1% (continued)
Illinois - 11.7% (continued)
Chicago Board of Education,
General Obligation
5.00% due 12/01/41	$1,000,000	$1,004,690
Illinois Housing Development
Authority, AMT
5.00% due 08/01/36	555,000	557,919
Total Illinois		12,150,039
Florida - 11.7%
County of Miami-Dade FL,
Aviation Revenue, AMT, (CIFG)
5.00% due 10/01/38	2,200,000	2,248,488
Miami-Dade County Educational
Facilities Authority
5.00% due 04/01/42	2,000,000	2,159,280
Miami-Dade County School
Board Foundation, Inc., (Assured
Gty)
5.38% due 02/01/34	1,500,000	1,623,345
JEA Water & Sewer System
Revenue
4.00% due 10/01/41	1,500,000	1,503,225
Town of Davie FL
6.00% due 04/01/42	1,000,000	1,157,770
Tampa-Hillsborough County
Expressway Authority
5.00% due 07/01/42	1,000,000	1,102,750
County of Broward FL, AMT,
(AGM)
5.00% due 04/01/38	1,000,000	1,096,170
Seminole Indian Tribe of Florida
5.25% due 10/01/272	1,000,000	1,062,710
Total Florida		11,953,738
Louisiana - 9.8%
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
6.75% due 11/01/32	3,000,000	3,365,880
State of Louisiana Gasoline &
Fuels Tax Revenue
5.00% due 05/01/43	1,600,000	1,793,648
Parish of St John the Baptist LA
5.13% due 06/01/37	1,500,000	1,582,500
East Baton Rouge Sewerage
Commission
5.25% due 02/01/34	1,000,000	1,121,470
Louisiana Public Facilities
Authority, Hospital Revenue
5.25% due 11/01/30	1,000,000	1,094,010
Parish of DeSoto LA, AMT
5.85% due 11/01/27	1,000,000	1,000,780
Total Louisiana		9,958,288
New Jersey - 8.2%
New Jersey Economic
Development Authority
1.64% due 03/01/281	3,000,000	2,992,770
5.00% due 07/01/32	500,000	459,235

	Face
	Amount	Value
MUNICIPAL BONDS†† - 164.1% (continued)
New Jersey - 8.2% (continued)
New Jersey Transportation Trust
Fund Authority
5.00% due 06/15/42	$ 3,000,000	$ 3,203,160
New Jersey Health Care
Facilities Financing Authority,
5.75% due 07/01/39
(Prerefunded @ 07/01/19)4	1,500,000	1,811,130
Total New Jersey		8,466,295
Pennsylvania - 7.5%
City of Philadelphia PA, General
Obligation
5.38% due 08/01/30
(Assured Gty)	1,110,000	1,243,822
5.88% due 08/01/31	1,100,000	1,179,508
Pennsylvania Higher
Educational Facilities Authority
6.00% due 08/15/26	1,000,000	1,155,470
5.00% due 05/01/37	1,000,000	1,048,880
Delaware River Port Authority
5.00% due 01/01/27	1,500,000	1,693,545
County of Lehigh PA
4.00% due 07/01/43	1,000,000	1,004,550
State Public School Building
Authority Revenue Bonds
5.00% due 04/01/32	500,000	555,425
Total Pennsylvania		7,881,200
Arizona - 7.5%
Arizona Health Facilities
Authority Revenue Bonds
0.97% due 01/01/371	3,500,000	3,150,350
Arizona Health Facilities
Authority
1.89% due 02/01/481	2,000,000	1,984,580
Glendale Municipal Property
Corp.
5.00% due 07/01/33	1,250,000	1,393,238
Phoenix Industrial Development
Authority
5.25% due 06/01/34	1,000,000	1,102,910
Total Arizona		7,631,078
Massachusetts - 6.0%
Massachusetts Educational
Financing Authority, AMT
4.70% due 07/01/26	1,295,000	1,356,318
5.38% due 07/01/25	915,000	1,005,768
Commonwealth of
Massachusetts, General
Obligation, (BHAC-CR FGIC)
0.73% due 05/01/371	1,800,000	1,702,638
Massachusetts Health &
Educational Facilities Authority
6.25% due 07/01/30	1,000,000	1,176,310
Massachusetts Housing Finance
Agency, AMT
5.10% due 12/01/27	950,000	975,042
Total Massachusetts		6,216,076

Managed Duration Investment Grade Municipal Fund
SCHEDULE OF INVESTMENTS (Unaudited)	October 31, 2014

	Face
	Amount	Value
MUNICIPAL BONDS†† - 164.1% (continued)
Iowa - 4.5%
Iowa Tobacco Settlement
Authority
5.60% due 06/01/34	$ 2,000,000	$ 1,791,980
Iowa Higher Education Loan
Authority
5.50% due 09/01/25	1,500,000	1,607,700
Iowa Finance Authority
5.00% due 08/15/29	1,090,000	1,224,898
Total Iowa		4,624,578
South Carolina - 4.5%
County of Florence SC, (AGM)
5.25% due 11/01/27
(Prerefunded @ 11/01/14)4	2,500,000	2,500,000
South Carolina State Public
Service Authority
5.00% due 12/01/48	1,000,000	1,098,580
County of Georgetown SC, AMT
5.30% due 03/01/28	1,000,000	1,000,770
Total South Carolina		4,599,350
Wyoming - 4.0%
County of Sweetwater WY, AMT
5.60% due 12/01/355	4,000,000	4,063,840
Tennessee - 3.3%
Knox County Health Educational
& Housing Facility Board
5.25% due 04/01/27	2,500,000	2,695,350
Metropolitan Nashville Airport
Authority
5.20% due 07/01/26	620,000	669,662
Total Tennessee		3,365,012
Washington - 3.3%
Tes Properties
5.63% due 12/01/38	1,000,000	1,129,130
Washington Higher Education
Facilities Authority
5.25% due 04/01/43	1,000,000	1,113,350
Spokane Public Facilities
District
5.00% due 12/01/38	1,000,000	1,111,020
Total Washington		3,353,500
Ohio - 3.2%
American Municipal Power, Inc.
5.00% due 02/15/42	2,000,000	2,175,100
Ohio Air Quality Development
Authority
5.63% due 06/01/18	1,000,000	1,118,860
Total Ohio		3,293,960
Vermont - 2.7%
Vermont Student Assistance
Corp., AMT
3.23% due 12/03/351, 5	2,800,000	2,818,340
Michigan - 2.6%
Michigan Finance Authority,
Revenue
5.00% due 12/01/31	1,000,000	1,127,930

	Face
	Amount	Value
MUNICIPAL BONDS†† - 164.1% (continued)
Michigan - 2.6% (continued)
Michigan Finance Authority
Revenue Bonds
5.00% due 07/01/44	$1,030,000	$ 1,076,484
Detroit Wayne County Stadium
Authority Revenue Bonds, (AGM)
5.00% due 10/01/26	500,000	545,260
Total Michigan		2,749,674
Wisconsin - 2.4%
Wisconsin Health & Educational
Facilities Authority
5.00% due 11/15/36	1,250,000	1,325,438
WPPI Energy
5.00% due 07/01/37	1,000,000	1,114,300
Total Wisconsin		2,439,738
Colorado - 2.2%
Colorado Health Facilities
Authority
5.25% due 01/01/45	1,000,000	1,123,180
City & County of Denver CO
Airport System Revenue
5.00% due 11/15/43	1,000,000	1,116,060
Total Colorado		2,239,240
Kentucky - 2.2%
Kentucky Economic
Development Finance Authority
5.63% due 08/15/27	1,000,000	1,123,470
County of Owen KY, Waterworks
System Revenue
5.63% due 09/01/39	1,000,000	1,100,010
Total Kentucky		2,223,480
District of Columbia - 2.0%
District of Columbia Housing
Finance Agency, AMT, (FHA)
5.10% due 06/01/37	2,000,000	2,033,640
Alaska - 1.9%
City of Anchorage Alaska
Electric Revenue Revenue
Bonds
5.00% due 12/01/41	1,000,000	1,115,580
Alaska Municipal Bond Bank
Authority
5.75% due 09/01/33	750,000	862,230
Total Alaska		1,977,810
Connecticut - 1.7%
Connecticut Housing Finance
Authority
4.00% due 11/15/34	1,750,000	1,779,190
Delaware - 1.6%
Delaware State Economic
Development Authority
5.40% due 02/01/31	1,500,000	1,690,950
Nevada - 1.6%
Las Vegas Valley Water District
5.00% due 06/01/31	1,435,000	1,613,198

Managed Duration Investment Grade Municipal Fund
SCHEDULE OF INVESTMENTS (Unaudited)	October 31, 2014

	Face
	Amount	Value
MUNICIPAL BONDS†† - 164.1% (continued)
Minnesota - 1.4%
St Paul Port Authority, AMT
4.50% due 10/01/37	$ 1,500,000	$ 1,491,450
Rhode Island - 1.4%
Rhode Island Convention Center
Authority, (Assured Gty)
5.50% due 05/15/27	1,300,000	1,486,316
Virginia - 1.4%
Washington County Industrial
Development Authority
7.50% due 07/01/29	1,250,000	1,471,375
South Dakota - 1.2%
South Dakota Health &
Educational Facilities Authority
5.25% due 11/01/34	1,200,000	1,200,000
Mississippi - 1.1%
County of Warren MS
6.50% due 09/01/32	1,000,000	1,144,510
Hawaii - 1.1%
Hawaii Pacific Health
5.63% due 07/01/30	1,000,000	1,140,040
Oklahoma - 1.1%
Oklahoma Development
Finance Authority
5.00% due 02/15/34	1,000,000	1,117,370
Indiana - 1.1%
Indiana Finance Authority
6.00% due 12/01/26	1,000,000	1,105,810

	Face
	Amount	Value
MUNICIPAL BONDS†† - 164.1% (continued)
New Hampshire - 1.0%
New Hampshire Health &
Education Facilities Authority
5.00% due 01/01/34	$1,000,000	$1,048,950
Puerto Rico - 0.9%
Puerto Rico Sales Tax Financing
Corp.
5.25% due 08/01/40	1,215,000	959,194
Alabama - 0.8%
Courtland Industrial
Development Board, AMT
6.25% due 08/01/25	845,000	847,780
Maryland - 0.5%
Maryland Economic
Development Corp.
5.75% due 09/01/25	500,000	551,290
Total Municipal Bonds
(Cost $156,794,707)		168,962,273
PREFERRED STOCKS†† - 2.0%
Centerline Equity Issuer Trust
5.75% due 05/15/152	2,000,000	2,034,000
Total Preferred Stocks
(Cost $2,000,000)		2,034,000
Total Investments - 166.8%
(Cost $159,527,309)		$ 171,728,875
Other Assets & Liabilities, net - (66.8)%		(68,803,195)
Total Net Assets - 100.0%		$ 102,925,680

Other Information (unaudited)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Variable rate security. Rate indicated is rate effective at October 31, 2014.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $4,184,730 (cost
$4,039,953), or 4.1% of total net assets.
3	Zero coupon rate security.
4	The bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.
5	All of a portion of these securities have been physically segregated as collateral for borrowings outstanding, of which there were none as of year end. As of October 31, 2014, the total amount segregated was $6,882,180.

AGM	Insured by Assured Guaranty Municipal Corporation
AMBAC	Insured by Ambac Assurance Corporation
AMT	Income from this security is a preference item under the Alternative Minimum Tax.
BHAC	Insured by Bershire Hathaway Assurance Corporation
Assured Gty	Insured by Assured Guaranty Corporation
CIFG	Insured by CIFG Assurance North America, Inc.
FGIC	Insured by Financial Guaranty Insurance Company
FHA	Guaranteed by Federal Housing Administration

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Managed Duration Investment Grade Municipal Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, while the Board retains responsibility for the valuation process, the Board has delegated to Cutwater Investor Services Corp. (the “Adviser”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

The municipal bonds and preferred shares in which the Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, the Fund uses the valuations of portfolio securities furnished by a pricing service approved by the Board of Trustees. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and/or yield and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money market funds are valued at net asset value. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 3 securities during the period ended October 31, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table summarizes the inputs used to value the Fund’s investments as of October 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	$-	$168,962,273	$-	$168,962,273
Preferred Stocks	-	2,034,000	-	2,034,000
Short Term Investments	732,602	-	-	732,602
Total Assets	$732,602	$170,996,273	$-	$171,728,875

There were no transfers between levels for the period ended October 31, 2014.

2.	Federal Income Taxes
As of October 31, 2014, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation
$159,560,519	$ 12,892,730	$(724,374)	$12,168,356

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation  that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Duration Investment Grade Municipal Fund

By:         /s/ Clifford D. Corso
Clifford D. Corso
President and Chief Executive Officer

Date:      December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Clifford D. Corso
Clifford D. Corso
President and Chief Executive Officer

Date:      December 18, 2014

By:         /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:      December 18, 2014